Risk/Return Detail Data - FidelityEnhancedSmallMidCapGrowthValueETFComboPro	Apr. 23, 2026 USD ($)
FidelityEnhancedSmallMidCapGrowthValueETFComboPro | Fidelity Enhanced Mid Cap Growth ETF | Fidelity Enhanced Mid Cap Growth ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.23%
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	$ 74
FidelityEnhancedSmallMidCapGrowthValueETFComboPro | Fidelity Enhanced Mid Cap Growth ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced Mid Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity ® Enhanced Mid Cap Growth ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the Russell Midcap® Growth Index. The Russell Midcap ® Growth Index is a market capitalization-weighted index designed to measure the performance of the mid-cap growth segment of the U.S. equity market. It includes those Russell MidCap ® Index companies with higher price-to-book ratios and higher forecasted growth values. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. The Russell Midcap ® Growth Index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell Midcap® Growth Index.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityEnhancedSmallMidCapGrowthValueETFComboPro | Fidelity Enhanced Mid Cap Value ETF | Fidelity Enhanced Mid Cap Value ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.23%
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	$ 74
FidelityEnhancedSmallMidCapGrowthValueETFComboPro | Fidelity Enhanced Mid Cap Value ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced Mid Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity ® Enhanced Mid Cap Value ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the Russell Midcap® Value Index. The Russell Midcap ® Value Index is a market capitalization-weighted index designed to measure the performance of the mid-cap value segment of the U.S. equity market. It includes those Russell MidCap ® Index companies with lower price-to-book ratios and lower forecasted growth values. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. The Russell Midcap ® Value Index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell Midcap® Value Index.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityEnhancedSmallMidCapGrowthValueETFComboPro | Fidelity Enhanced Small Cap Growth ETF | Fidelity Enhanced Small Cap Growth ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.28%
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	$ 90
FidelityEnhancedSmallMidCapGrowthValueETFComboPro | Fidelity Enhanced Small Cap Growth ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced Small Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity ® Enhanced Small Cap Growth ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the Russell 2000® Growth Index. The Russell 2000 ® Growth Index is a market capitalization-weighted index designed to measure the performance of the small-cap growth segment of the U.S. equity market. It includes those Russell 2000 ® Index companies with higher price-to-book ratios and higher forecasted growth rates. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. The Russell 2000 ® Growth Index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 2000® Growth Index.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityEnhancedSmallMidCapGrowthValueETFComboPro | Fidelity Enhanced Small Cap Value ETF | Fidelity Enhanced Small Cap Value ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.28%
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	$ 90
FidelityEnhancedSmallMidCapGrowthValueETFComboPro | Fidelity Enhanced Small Cap Value ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced Small Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity ® Enhanced Small Cap Value ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the Russell 2000® Value Index. The Russell 2000 ® Value Index is a market capitalization-weighted index designed to measure the performance of the small-cap value segment of the U.S. equity market. It includes those Russell 2000 ® Index companies with lower price-to-book ratios and lower forecasted growth rates. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. The Russell 2000 ® Value Index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 2000® Value Index.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Document Type	485BPOS
Registrant Name	Fidelity Covington Trust

[1]	A Based on estimated amounts for the current fiscal year.
[2]	A Based on estimated amounts for the current fiscal year.
[3]	A Based on estimated amounts for the current fiscal year.
[4]	A Based on estimated amounts for the current fiscal year.